CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful receivables	$ 20,093	$ 20,670
Allowance for amount due from related parties	3	5
Allowance for financing receivables, current	18,213	18,556
Allowance for prepayments and other current assets	13,086	13,141
Current liabilities	3,086,407	3,071,684
Non-current liabilities	$ 85,309	$ 497,237
Treasury shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Number of treasury shares held	426,996,825	251,663,436
Class A common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000	10,000,000,000
Common shares, shares issued	1,317,840,464	1,317,840,464
Common shares, shares outstanding	890,843,639	1,066,177,028
Class B common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000	1,000,000,000
Common shares, shares issued	326,509,555	326,509,555
Common shares, shares outstanding	326,509,555	326,509,555
Variable interest entity
Current liabilities	$ 489,702	$ 239,872
Current liabilities	204,655	172,174
Non-current liabilities	$ 17,477	$ 20,164